Schedule of Investments (unaudited) June 30, 2020	iShares® Nasdaq Biotechnology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 79.8%
AC Immune SA(a)(b)	731,516	$4,923,103
ACADIA Pharmaceuticals Inc.(a)(b)	1,588,025	76,971,572
Acceleron Pharma Inc.(a)(b)	548,403	52,246,354
Achillion Pharmaceuticals Inc.(a)(b)(c)	4,112	1,892
ADMA Biologics Inc.(a)(b)	885,109	2,593,369
Adverum Biotechnologies Inc.(a)(b)	817,199	17,063,115
Aeglea BioTherapeutics Inc.(a)(b)	452,679	4,187,281
Affimed NV(a)(b)	768,234	3,545,400
Agios Pharmaceuticals Inc.(a)(b)	701,891	37,537,131
Aimmune Therapeutics Inc.(a)(b)	666,765	11,141,643
Akcea Therapeutics Inc.(a)(b)	1,033,441	14,158,142
Akebia Therapeutics Inc.(a)(b)	1,440,134	19,557,020
Akero Therapeutics Inc.(a)(b)	291,789	7,271,382
Alector Inc.(a)(b)	807,254	19,729,288
Alexion Pharmaceuticals Inc.(a)(b)	2,249,941	252,533,378
Alkermes PLC(a)(b)	1,617,341	31,384,502
Allakos Inc.(a)(b)	496,865	35,704,719
Allogene Therapeutics Inc.(a)(b)	1,276,967	54,679,727
Alnylam Pharmaceuticals Inc.(a)(b)	1,169,858	173,267,668
Amarin Corp. PLC, ADR(a)(b)	3,645,678	25,228,092
Amgen Inc.	3,267,248	770,613,113
Amicus Therapeutics Inc.(a)(b)	2,625,257	39,588,876
AnaptysBio Inc.(a)(b)	279,994	6,255,066
Apellis Pharmaceuticals Inc.(a)(b)	769,515	25,132,360
Ardelyx Inc.(a)(b)	907,948	6,283,000
Arena Pharmaceuticals Inc.(a)(b)	568,905	35,812,570
Argenx SE, ADR(a)(b)	234,606	52,840,309
Arrowhead Pharmaceuticals Inc.(a)(b)	1,036,937	44,785,309
Ascendis Pharma A/S, ADR(a)(b)	470,252	69,550,271
Assembly Biosciences Inc.(a)(b)	331,816	7,737,949
Atara Biotherapeutics Inc.(a)(b)	729,172	10,624,036
Athenex Inc.(a)(b)	829,424	11,412,874
Atreca Inc., Class A(a)(b)	227,412	4,839,327
Aurinia Pharmaceuticals Inc.(a)(b)	1,146,446	18,629,747
Autolus Therapeutics PLC , ADR(a)(b)	341,378	5,472,289
Avrobio Inc.(a)(b)	368,242	6,425,823
BeiGene Ltd., ADR(a)(b)	429,115	80,845,266
BioCryst Pharmaceuticals Inc.(a)(b)	1,762,264	8,397,188
Biogen Inc.(a)	1,221,933	326,928,174
BioMarin Pharmaceutical Inc.(a)(b)	1,842,490	227,252,717
Bluebird Bio Inc.(a)(b)	659,646	40,264,792
Blueprint Medicines Corp.(a)(b)	552,123	43,065,594
Bridgebio Pharma Inc.(a)(b)	1,236,600	40,325,526
Castle Biosciences Inc.(a)(b)	174,205	6,565,786
Cellectis SA, ADR(a)(b)	179,887	3,201,989
ChemoCentryx Inc.(a)(b)	630,211	36,262,341
China Biologic Products Holdings Inc.(a)(b)	392,066	40,061,304
Coherus Biosciences Inc.(a)(b)	720,926	12,875,738
Corbus Pharmaceuticals Holdings Inc.(a)(b)	733,143	6,151,070
CRISPR Therapeutics AG(a)(b)	621,715	45,689,835
Cytokinetics Inc.(a)(b)	605,666	14,275,548
CytomX Therapeutics Inc.(a)(b)	471,909	3,931,002
Deciphera Pharmaceuticals Inc.(a)(b)	569,130	33,988,444
Denali Therapeutics Inc.(a)(b)	1,076,653	26,033,470
Dicerna Pharmaceuticals Inc.(a)(b)	751,588	19,090,335
Eagle Pharmaceuticals Inc./DE(a)(b)	140,123	6,723,102
Editas Medicine Inc.(a)(b)	559,371	16,546,194
Eidos Therapeutics Inc.(a)(b)	392,533	18,712,048

Security	Shares	Value

Biotechnology (continued)
Eiger BioPharmaceuticals Inc.(a)(b)	258,304	$2,479,718
Enanta Pharmaceuticals Inc.(a)(b)	204,586	10,272,263
Epizyme Inc.(a)(b)	1,027,955	16,508,957
Esperion Therapeutics Inc.(a)(b)	280,872	14,411,542
Exelixis Inc.(a)	3,124,451	74,174,467
Fate Therapeutics Inc.(a)(b)	790,735	27,130,118
FibroGen Inc.(a)(b)	907,858	36,795,485
Flexion Therapeutics Inc.(a)(b)	486,906	6,402,814
G1 Therapeutics Inc.(a)(b)	385,628	9,355,335
Galapagos NV, ADR(a)(b)	70,855	13,978,983
Genmab A/S, ADR(a)(b)	347,919	11,790,975
Geron Corp.(a)(b)	3,134,328	6,832,835
Gilead Sciences Inc.	9,642,644	741,905,029
Global Blood Therapeutics Inc.(a)(b)	620,899	39,197,354
GlycoMimetics Inc.(a)(b)	440,022	1,654,483
Gossamer Bio Inc.(a)(b)	775,598	10,082,774
Grifols SA, ADR	1,294,258	23,607,266
Gritstone Oncology Inc.(a)(b)	383,010	2,543,186
Halozyme Therapeutics Inc.(a)(b)	1,382,045	37,052,626
Homology Medicines Inc.(a)(b)	460,216	6,990,681
ImmunoGen Inc.(a)(b)	1,784,009	8,206,441
Immunomedics Inc.(a)(b)	2,352,571	83,375,116
Incyte Corp.(a)(b)	2,214,750	230,267,557
Inovio Pharmaceuticals Inc.(a)(b)	1,610,793	43,410,871
Insmed Inc.(a)(b)	1,028,340	28,320,484
Intellia Therapeutics Inc.(a)(b)	522,981	10,993,061
Intercept Pharmaceuticals Inc.(a)(b)	336,580	16,125,548
Ionis Pharmaceuticals Inc.(a)(b)	1,419,499	83,693,661
Iovance Biotherapeutics Inc.(a)(b)	1,465,105	40,217,132
Ironwood Pharmaceuticals Inc.(a)(b)	1,624,873	16,768,689
Karuna Therapeutics Inc.(a)(b)	266,485	29,702,418
Karyopharm Therapeutics Inc.(a)(b)	744,868	14,107,800
Kodiak Sciences Inc.(a)(b)	453,745	24,556,679
Kura Oncology Inc.(a)(b)	554,004	9,030,265
Lexicon Pharmaceuticals Inc.(a)(b)	1,098,500	2,191,507
Ligand Pharmaceuticals Inc.(a)(b)	163,309	18,266,112
MacroGenics Inc.(a)(b)	500,124	13,963,462
Magenta Therapeutics Inc.(a)(b)	401,780	3,017,368
MannKind Corp.(a)(b)	2,188,769	3,830,346
MeiraGTx Holdings PLC(a)	380,248	4,760,705
Mirati Therapeutics Inc.(a)(b)	444,661	50,766,946
Moderna Inc.(a)(b)	3,961,605	254,374,657
Momenta Pharmaceuticals Inc.(a)(b)	1,199,294	39,900,511
Myriad Genetics Inc.(a)(b)	757,912	8,594,722
Neurocrine Biosciences Inc.(a)(b)	946,174	115,433,228
OPKO Health Inc.(a)(b)	6,824,306	23,270,883
Orchard Therapeutics PLC, ADR(a)(b)	604,990	3,629,940
PDL BioPharma Inc.(a)(b)	1,186,270	3,452,046
Portola Pharmaceuticals Inc.(a)(b)	790,306	14,217,605
PRECIGEN Inc.(a)(b)	1,740,761	8,686,397
Precision BioSciences Inc.(a)(b)	529,721	4,412,576
Prevail Therapeutics Inc.(a)(b)	349,211	5,203,244
Principia Biopharma Inc.(a)(b)	336,316	20,108,334
ProQR Therapeutics NV(a)(b)	513,160	3,120,013
Protagonist Therapeutics Inc.(a)(b)	351,970	6,215,790
Prothena Corp. PLC(a)(b)	410,398	4,292,763
PTC Therapeutics Inc.(a)(b)	640,615	32,504,805
Puma Biotechnology Inc.(a)(b)	404,261	4,216,442
Radius Health Inc.(a)(b)	473,671	6,456,136
Regeneron Pharmaceuticals Inc.(a)(b)	1,004,985	626,758,895

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Nasdaq Biotechnology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
REGENXBIO Inc.(a)	378,373	$13,935,478
Retrophin Inc.(a)(b)	440,889	8,998,544
Rhythm Pharmaceuticals Inc.(a)(b)	449,765	10,029,759
Rigel Pharmaceuticals Inc.(a)(b)	1,732,299	3,170,107
Rocket Pharmaceuticals Inc.(a)(b)	561,374	11,749,558
Rubius Therapeutics Inc.(a)(b)	819,325	4,899,563
Sage Therapeutics Inc.(a)(b)	529,772	22,027,920
Sangamo Therapeutics Inc.(a)(b)	1,431,547	12,826,661
Sarepta Therapeutics Inc.(a)(b)	794,605	127,406,966
Scholar Rock Holding Corp.(a)(b)	305,837	5,569,292
Seattle Genetics Inc.(a)(b)	1,763,681	299,684,676
Seres Therapeutics Inc.(a)(b)	738,956	3,517,431
Solid Biosciences Inc.(a)	466,689	1,367,399
Spectrum Pharmaceuticals Inc.(a)(b)	1,185,467	4,006,878
Stoke Therapeutics Inc.(a)(b)	337,767	8,048,988
Syros Pharmaceuticals Inc.(a)(b)	465,172	4,958,734
Translate Bio Inc.(a)(b)	640,379	11,475,592
Turning Point Therapeutics Inc.(a)(b)	421,534	27,226,881
Twist Bioscience Corp.(a)(b)	417,216	18,899,885
Ultragenyx Pharmaceutical Inc.(a)(b)	608,766	47,617,677
uniQure NV(a)(b)	451,645	20,351,124
United Therapeutics Corp.(a)(b)	448,427	54,259,667
UNITY Biotechnology Inc.(a)(b)	500,280	4,342,430
UroGen Pharma Ltd.(a)(b)	223,281	5,832,100
Vanda Pharmaceuticals Inc.(a)(b)	555,228	6,351,808
Veracyte Inc.(a)(b)	509,961	13,207,990
Vertex Pharmaceuticals Inc.(a)	2,583,308	749,960,145
Voyager Therapeutics Inc.(a)(b)	382,649	4,829,030
XBiotech Inc.(a)(b)	296,231	4,061,327
Xencor Inc.(a)(b)	580,877	18,814,606
Y-mAbs Therapeutics Inc.(a)(b)	405,123	17,501,314
Zai Lab Ltd., ADR(a)	545,868	44,832,139

		7,622,264,875

Chemicals — 0.1%
Amyris Inc.(a)(b)	1,660,605	7,090,783

Health Care Equipment & Supplies — 0.9%
Axonics Modulation Technologies Inc.(a)(b)	398,146	13,978,906
Cerus Corp.(a)(b)	1,677,009	11,068,259
Novocure Ltd.(a)(b)	1,023,355	60,684,952

		85,732,117

Health Care Providers & Services — 0.9%
Guardant Health Inc.(a)(b)	963,638	78,179,951
PetIQ Inc.(a)(b)	247,727	8,630,809

		86,810,760

Life Sciences Tools & Services — 9.6%
Adaptive Biotechnologies Corp.(a)(b)	1,292,820	62,546,632
Bio-Techne Corp.(b)	389,442	102,839,949
Compugen Ltd.(a)(b)	774,871	11,638,562
Illumina Inc.(a)(b)	1,464,635	542,427,572
Luminex Corp.(b)	466,042	15,160,346
Medpace Holdings Inc.(a)(b)	359,970	33,484,409
NanoString Technologies Inc.(a)(b)	384,055	11,272,014
Pacific Biosciences of California Inc.(a)(b)	1,570,521	5,418,298
Personalis Inc.(a)(b)	322,448	4,182,151
PRA Health Sciences Inc.(a)(b)	649,259	63,166,408
Quanterix Corp.(a)(b)	288,110	7,891,333
Syneos Health Inc.(a)	1,061,346	61,823,405

		921,851,079

Security	Shares	Value

Pharmaceuticals — 8.7%
Aerie Pharmaceuticals Inc.(a)(b)	472,874	$6,979,620
AMAG Pharmaceuticals Inc.(a)(b)	346,567	2,651,238
Amphastar Pharmaceuticals Inc.(a)(b)	470,116	10,558,805
ANI Pharmaceuticals Inc.(a)(b)	126,944	4,105,369
Arvinas Inc.(a)(b)	397,671	13,337,885
Axsome Therapeutics Inc.(a)(b)	377,331	31,046,795
BioDelivery Sciences International Inc.(a)(b)	1,022,365	4,457,511
Cara Therapeutics Inc.(a)(b)	478,989	8,190,712
Chiasma Inc.(a)(b)	426,931	2,296,889
Collegium Pharmaceutical Inc.(a)(b)	348,913	6,105,978
Cymabay Therapeutics Inc.(a)(b)	697,447	2,434,090
Endo International PLC(a)(b)	2,353,218	8,071,538
Evolus Inc.(a)(b)	339,233	1,797,935
EyePoint Pharmaceuticals Inc.(a)(b)	1,274,439	964,750
GW Pharmaceuticals PLC, ADR(a)(b)	303,468	37,241,593
Horizon Therapeutics PLC(a)	1,943,783	108,035,459
Hutchison China MediTech Ltd., ADR(a)(b)	496,035	13,680,645
Innoviva Inc.(a)(b)	1,032,211	14,430,310
Intra-Cellular Therapies Inc.(a)(b)	676,287	17,360,287
Jazz Pharmaceuticals PLC(a)	563,745	62,203,623
Mylan NV(a)(b)	5,266,988	84,693,167
MyoKardia Inc.(a)(b)	537,132	51,897,694
Nektar Therapeutics(a)(b)	1,814,749	42,029,587
NGM Biopharmaceuticals Inc.(a)(b)	693,563	13,690,934
Omeros Corp.(a)(b)	555,179	8,172,235
Optinose Inc.(a)(b)	468,498	3,485,625
Osmotica Pharmaceuticals PLC(a)(b)	607,032	4,085,325
Pacira BioSciences Inc.(a)(b)	428,385	22,477,361
Reata Pharmaceuticals Inc., Class A(a)(b)	286,987	44,775,712
resTORbio Inc.(a)(b)	370,075	795,661
Revance Therapeutics Inc.(a)(b)	582,628	14,227,776
Sanofi, ADR	2,234,756	114,084,294
SIGA Technologies Inc.(a)(b)	823,056	4,864,261
Supernus Pharmaceuticals Inc.(a)(b)	534,808	12,701,690
TherapeuticsMD Inc.(a)(b)	2,786,641	3,483,301
Theravance Biopharma Inc.(a)(b)	642,072	13,477,091
Tricida Inc.(a)(b)	509,438	13,999,356
WaVe Life Sciences Ltd.(a)(b)	355,902	3,704,940
Xeris Pharmaceuticals Inc.(a)(b)	371,176	987,328
Zogenix Inc.(a)(b)	563,986	15,233,262

		828,817,632

Total Common Stocks — 100.0% (Cost: $10,152,038,240)		9,552,567,246

Short-Term Investments

Money Market Funds — 15.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52%(d)(e)(f)	1,419,000,681	1,420,845,382

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Nasdaq Biotechnology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.13%(d)(e)	19,770,000	$19,770,000

		1,440,615,382

Total Short-Term Investments — 15.1% (Cost: $1,439,173,872)		1,440,615,382

Total Investments in Securities — 115.1% (Cost: $11,591,212,112)		10,993,182,628

Other Assets, Less Liabilities — (15.1)%		(1,444,401,204)

Net Assets — 100.0%		$9,548,781,424

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	931,034,513	487,966,168	1,419,000,681	$1,420,845,382	$3,253,230	(b)	$4,962		$1,487,379
BlackRock Cash Funds: Treasury, SL Agency Shares	12,684,000	7,086,000	19,770,000	19,770,000	4,872		—		—

				$1,440,615,382	$3,258,102		$4,962		$1,487,379

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	49	09/18/20	$3,522	$33,976
S&P MidCap 400 E-Mini Index	26	09/18/20	4,626	(14,955)

				$19,021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Nasdaq Biotechnology ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$9,552,565,354	$—	$1,892	$9,552,567,246
Money Market Funds	1,440,615,382	—	—	1,440,615,382

	$10,993,180,736	$—	$1,892	$10,993,182,628

Derivative financial instruments(a)
Assets
Futures Contracts	$33,976	$—	$—	$33,976
Liabilities
Futures Contracts	(14,955)	—	—	(14,955)

	$19,021	$—	$—	$19,021

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

4